PREPAYMENTS AND OTHER CURRENT ASSETS - Summary (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		¥ 2,766	¥ 3,116
Prepayments for rental and others		23,689	29,799
Employee advances		27,136	9,268
Payments made on behalf of customers, net of allowance		472,502	458,199
Prepaid insurance premium		1,158	1,035
Interest income receivable		74,231	51,374
Others		5,436	6,314
Total	$ 88,273	¥ 606,918	¥ 559,105